SHARE WARRANT OBLIGATIONS - Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares
Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant price ($) (in dollars per share)	$ 0.79	$ 2.73
Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in dollars per share)	11.50	11.50
Share price ($) (in dollars per share)	$ 2.86	$ 9.94
Expected warrant life (years)	3 years 6 months 29 days	4 years 3 months 29 days
Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Exercise price ($) (in dollars per share)	$ 5.66	$ 5.66
Share price ($) (in dollars per share)	$ 2.86	$ 9.94
Expected warrant life (years)	5 years 9 months	6 years 6 months
Warrant | Volatility | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.47	0.40
Warrant | Volatility | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.40	0.40
Warrant | Risk-free interest rate | Option pricing model | Northern Genesis Acquisition Corp.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.0359	0.0127
Warrant | Risk-free interest rate | Option pricing model | Amazon Logistics, Inc.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant assumptions	0.0326	0.0127